FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Liquidity Risk (Details) $ in Millions, $ in Millions	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Financial Liabilities
Lease liabilities	$ 2,931	$ 1,792
Derivative financial liabilities	1,776		$ 1,539
Derivative financial assets	1,643		1,384
Derivative liabilities, net	133		155
Accounts Payable
Financial Liabilities
Trade and other payables undiscounted cash flows	6,501		5,576
Derivatives
Financial Liabilities
Gross derivative liability undiscounted cash flows	1,776		1,539
Debt
Financial Liabilities
Debt undiscounted cash flows	25,271		30,114
Lease Liablities
Financial Liabilities
Lease liabilities	4,842
2020 | Accounts Payable
Financial Liabilities
Trade and other payables undiscounted cash flows	6,422		5,492
2020 | Derivatives
Financial Liabilities
Gross derivative liability undiscounted cash flows	1,568		1,539
2020 | Debt
Financial Liabilities
Debt undiscounted cash flows	2,877		4,314
2020 | Lease Liablities
Financial Liabilities
Lease liabilities	470
1 to 3 years | Accounts Payable
Financial Liabilities
Trade and other payables undiscounted cash flows	39		42
1 to 3 years | Derivatives
Financial Liabilities
Gross derivative liability undiscounted cash flows	208
1 to 3 years | Debt
Financial Liabilities
Debt undiscounted cash flows	2,991		3,362
1 to 3 years | Lease Liablities
Financial Liabilities
Lease liabilities	796
3 to 5 years | Accounts Payable
Financial Liabilities
Trade and other payables undiscounted cash flows	40		42
3 to 5 years | Debt
Financial Liabilities
Debt undiscounted cash flows	2,220		1,827
3 to 5 years | Lease Liablities
Financial Liabilities
Lease liabilities	616
Thereafter | Debt
Financial Liabilities
Debt undiscounted cash flows	17,183		$ 20,611
Thereafter | Lease Liablities
Financial Liabilities
Lease liabilities	$ 2,960